MAIN ACCOUNTING PRACTICES (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible asset net	$ 512,012	$ 512,012
S A P [Member]
Intangible asset net	54,434	54,434
Operational [Member]
Intangible asset net	$ 457,578	457,578
Adjustment [Member]
Intangible asset gross		2,191,433
Intangible asset gross		(2,191,433)
Adjustment [Member] | S A P [Member]
Intangible asset gross		0
Intangible asset gross		0
Adjustment [Member] | Operational [Member]
Intangible asset gross		0
Intangible asset gross		0
Adjustment [Member] | Other Operational [Member]
Intangible asset gross		2,191,433
Intangible asset gross		(2,191,433)
Restated [Member]
Intangible asset net		512,012
Restated [Member] | S A P [Member]
Intangible asset gross		54,434
Intangible asset gross		(54,434)
Restated [Member] | Operational [Member]
Intangible asset gross		457,578
Intangible asset gross		(457,578)
Restated [Member] | Other Operational [Member]
Intangible asset gross		0
Intangible asset gross		0
Prior [Member]
Intangible asset net		2,703,445
Prior [Member] | S A P [Member]
Intangible asset gross		54,434
Intangible asset gross		(54,434)
Prior [Member] | Operational [Member]
Intangible asset gross		457,578
Intangible asset gross		(457,578)
Prior [Member] | Other Operational [Member]
Intangible asset gross		2,191,433
Intangible asset gross		$ (2,191,433)